As filed with the Securities and Exchange Commission on March 31, 2008


                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-21169

           NEUBERGER BERMAN NEW YORK INTERMEDIATE MUNICIPAL FUND INC.
           ----------------------------------------------------------
             (Exact Name of the Registrant as Specified in Charter)
                           605 Third Avenue, 2nd Floor
                          New York, New York 10158-0180
               (Address of Principal Executive Offices - Zip Code)

       Registrant's telephone number, including area code: (212) 476-8800

                    Peter E. Sundman, Chief Executive Officer
           Neuberger Berman New York Intermediate Municipal Fund Inc.
                           605 Third Avenue, 2nd Floor
                          New York, New York 10158-0180

                              Arthur Delibert, Esq.
                 Kirkpatrick & Lockhart Preston Gates Ellis LLP
                               1601 K Street, N.W.
                           Washington, D.C. 20006-1600
                   (Names and addresses of agents for service)

Date of fiscal year end: October 31, 2008

Date of reporting period: January 31, 2008

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 ({section} 239.24 and 274.5 of this chapter), to file reports with the Commission not later than 60 days after the close of their first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 ("1940 Act") (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. {section} 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.


                                                                                         JANUARY 31, 2008


SCHEDULE OF INVESTMENTS New York Intermediate Municipal Fund Inc.
-----------------------------------------------------------------
(UNAUDITED)


PRINCIPAL AMOUNT             SECURITY (@)                                 RATING                      VALUE(+)
($000's omitted)                                                    Moody's     S&P        ($000's omitted)
ARIZONA (0.6%)
                500  Verrado Comm. Fac. Dist. Number 1 G.O., Ser.
                     2003, 6.15%, due 7/15/17                                                      516(^^)

CALIFORNIA (1.3%)
              1,000  Santa Rosa Rancheria Tachi Yokut Tribe
                     Enterprise Rev., Ser. 2003, 6.13%, due
                     3/1/13                                                                      1,015(^^)

FLORIDA (0.6%)
                500  Miami Beach Hlth. Fac. Au. Hosp. Ref. Rev.
                     (Mount Sinai Med. Ctr. of Florida Proj.),
                     Ser. 2004, 6.25%, due 11/15/09                 Ba1         BB+                513(B)

GUAM (0.6%)
                500  Guam Gov't Waterworks Au. Wtr. & Wastewater
                     Sys. Rev., Ser. 2005, 5.50%, due 7/1/16        Ba2                            526

LOUISIANA (2.5%)
              1,000  Morehouse Parish Ref. PCR (Int'l Paper Co.
                     Proj.), Ser. 2001 A, 5.25%, due 11/15/13       Baa3        BBB              1,044(B)
              1,000  Tobacco Settlement Fin. Corp. Tobacco
                     Settlement Asset-Backed Rev., Ser. 2001 B,
                     5.50%, due 5/15/30                             Baa3        BBB                976
                                                                                                ---------
                                                                                                 2,020

NEW YORK (144.6%)
              3,000  Albany IDA Civic Fac. Rev. (Charitable
                     Leadership Foundation Ctr. for Med. Science
                     Proj.), Ser. 2002 A, 6.00%, due 7/1/19         Ba2                          3,063
              1,000  Buffalo & Fort Erie Pub. Bldg. Au. Toll
                     Bridge Sys. Rev., Ser. 2005, (LOC: Bank of
                     Nova Scotia), 4.00%, due 7/1/10                Aa1         AA-              1,036
                500  Cattaraugus Co. IDA (St. Bonaventure Univ.
                     Proj.), Ser. 2006 A, 5.00%, due 5/1/23                     BBB-               489(B)
              1,000  Dutchess Co. IDA Civic Fac. Ref. Rev.
                     (Marist College Proj.), Ser. 2003 A, 5.15%,
                     due 7/1/17                                     A2                           1,063(B)
              2,000  Dutchess Co. IDA Ind. Dev. Rev. (IBM Proj.),
                     Ser. 1999, 5.45%, due 12/1/29 Putable 12/1/09  A1          A+               2,096(B)
                500  Essex Co. IDA Solid Waste Disp. Rev. (Int'l
                     Paper Co. Proj.), Ser. 2005 A, 5.20%, due
                     12/1/23                                        Baa3        BBB                475(B)
              2,000  Long Island Pwr. Au. Elec. Sys. Gen. Rev.,
                     Ser. 1998 A, (FSA Insured), 5.50%, due
                     12/1/13                                        Aaa         AAA              2,293
              1,135  Lyons Comm. Hlth. Initiatives Corp. Fac.
                     Rev., Ser. 2004, 5.50%, due 9/1/14             A2                           1,264
                750  Madison Co. IDA Civic Fac. Rev. (Oneida
                     Hlth. Sys., Inc. Proj.), Ser. 2007, 5.25%,
                     due 2/1/27                                                 BBB-               730(B)
              2,000  Metro. Trans. Au. Ref. Rev., Ser. 2002 A,
                     (AMBAC Insured), 5.50%, due 11/15/15           Aaa         AAA              2,213
              1,000  Monroe Co. IDA Civic Fac. Rev. (Highland
                     Hosp. Rochester), Ser. 2005, 5.00%, due
                     8/1/15                                         Baa1        BBB+             1,036(B)
                980  Monroe Co. IDA Std. Hsg. Rev. (Collegiate
                     Hsg. Foundation - Rochester Institute of
                     Technology Proj.), Ser. 1999 A, 5.25%, due
                     4/1/19                                         Baa3                           981(B)
              1,000  Monroe Co. Newpower Corp. Pwr. Fac. Rev.,
                     Ser. 2003, 5.10%, due 1/1/16                               BBB              1,050
              1,000  Monroe Co. Pub. Imp. Ref. G.O., Ser. 1996,
                     6.00%, due 3/1/13                              Baa2        BBB+             1,126(OO)
                200  Nassau Co. IDA Civic Fac. Ref. Rev. (Cold
                     Spring Harbor Lab), Ser. 1999, (LOC: Morgan
                     Guaranty Trust), 1.75%, due 2/1/08                         A+                 200(u)(B)

See Notes to Schedule of Investments


                                                                                         JANUARY 31, 2008

SCHEDULE OF INVESTMENTS New York Intermediate Municipal Fund Inc. cont'd
------------------------------------------------------------------------
(UNAUDITED)


PRINCIPAL AMOUNT             SECURITY (@)                                 RATING                      VALUE(+)
($000's omitted)                                                    Moody's     S&P        ($000's omitted)
              1,125  Nassau Co. IDA Continuing Care Retirement
                     Comm. Rev. (The Amsterdam Harborside), Ser.
                     2007 A, 5.88%, due 1/1/18                                                   1,146(B)(^^)
              1,000  New York City G.O., Ser. 2002 A, 5.75%, due
                     8/1/16                                         Aa3         AA               1,107
                750  New York City G.O., Ser. 2002 C, 5.50%, due
                     8/1/15                                         Aa3         AA                 829
              1,410  New York City Hlth. & Hosp. Corp. Rev., Ser.
                     2002 A, (FSA Insured), 5.50%, due 2/15/13      Aaa         AAA              1,554(B)(OO)
              4,000  New York City Hsg. Dev. Corp. Multi-Family
                     Hsg. Rev., Ser. 2002 E-2, 5.05%, due 11/1/23   Aa2         AA               4,026
              1,000  New York City IDA Civic Fac. Rev. (Lycee
                     Francais de New York Proj.), Ser. 2002 A,
                     (ACA Insured), 5.50%, due 6/1/15                                            1,034(B)(^^)
              1,030  New York City IDA Civic Fac. Rev. (Lycee
                     Francais de New York Proj.), Ser. 2002 A,
                     (ACA Insured), 5.50%, due 6/1/17                                            1,055(B)(^^)
              2,920  New York City IDA Civic Fac. Rev. (Packer
                     Collegiate Institute Proj.), Ser. 2002,
                     (AMBAC Insured), 5.00%, due 6/1/22             Aaa         AAA              3,039(B)
                750  New York City IDA Civic Fac. Rev. (Vaughn
                     College of Aeronautics and Technology), Ser.
                     2006 A, 5.00%, due 12/1/21                                 BB+                687(B)
              1,000  New York City IDA IDR (Brooklyn Navy Yard
                     Cogeneration Partners, L.P. Proj.), Ser.
                     1997, 6.20%, due 10/1/22                       Ba1         BBB-             1,055(B)
                750  New York City IDA Liberty Rev. (7 World
                     Trade Center, LLC Proj.), Ser. 2005 A,
                     6.25%, due 3/1/15                                                             779(^^)
                750  New York City IDA Spec. Fac. Rev. (American
                     Airlines, Inc. J.F.K. Int'l Arpt. Proj.),
                     Ser. 2005, 7.50%, due 8/1/16                               B                  793(B)
              2,000  New York City IDA Spec. Fac. Rev. (Term. One   A3
                     Group Assoc. Proj.), Ser. 2005, 5.50%, due
                     1/1/19 Putable 1/1/16                                      BBB+             2,134(B)
                960  New York City Muni. Wtr. Fin. Au. Wtr. &
                     Swr. Sys. Rev., Ser. 1992 A, (AMBAC
                     Insured), 5.88%, due 6/15/13                   Aaa         AAA              1,111
              4,000  New York City Muni. Wtr. Fin. Au. Wtr. &
                     Swr. Sys. Rev., Ser. 2002 D, 5.25%, due
                     6/15/15                                        Aa2         AA+              4,355
              3,000  New York City Transitional Fin. Au. Ref.
                     Rev., Ser. 2002 B, 5.25%, due 2/1/29           Aa1         AAA              3,224
              2,025  New York City Transitional Fin. Au. Ref.
                     Rev., Ser. 2002 C, (AMBAC Insured), 5.25%,
                     due 8/1/17                                     Aaa         AAA              2,189
                600  New York City Transitional Fin. Au. Rev.,
                     Ser. 2001 B, (LOC: Landesbank
                     Hessen-Thuringen Girozentrale), 1.90%, due
                     2/1/08                                         Aa1         AAA                600(u)
              1,100  New York City Transitional Fin. Au. Rev.,
                     Ser. 2002 C2, (LOC: Landesbank
                     Hessen-Thuringen Girozentrale), 1.75%, due
                     2/1/08                                         Aa1         AAA              1,100(u)
                750  New York Liberty Dev. Corp. Rev. (Nat'l
                     Sports Museum Proj.), Ser. 2006 A, 6.13%,
                     due 2/15/19                                                                   765(^^)
              2,000  New York St. Dorm. Au. Court Fac. Lease Rev.
                     (New York City Issue), Ser. 2003 A, 5.50%,
                     due 5/15/17 Pre-Refunded 5/15/13               A1          AA-              2,267
              1,675  New York St. Dorm. Au. Insured Rev. (Long
                     Island Univ.), Ser. 2003 A, (Radian
                     Insured), 5.25%, due 9/1/15                    Aa3         AA               1,775(B)
              1,600  New York St. Dorm. Au. Insured Rev. (The
                     Culinary Institute of America), Ser. 1999,
                     (MBIA Insured), 5.38%, due 7/1/15              Aaa         AAA              1,667(B)
              3,000  New York St. Dorm. Au. Ref. Rev. (North Gen.
                     Hosp. Proj.), Ser. 2003, 5.75%, due 2/15/17                AA-              3,270(B)
              1,125  New York St. Dorm. Au. Rev. (City Univ. Sys.
                     Proj.), Ser. 1995 A, 5.63%, due 7/1/16         A1          AA-              1,296

See Notes to Schedule of Investments


                                                                                         JANUARY 31, 2008


SCHEDULE OF INVESTMENTS New York Intermediate Municipal Fund Inc. cont'd
------------------------------------------------------------------------
(UNAUDITED)


PRINCIPAL AMOUNT             SECURITY (@)                                 RATING                      VALUE(+)
($000's omitted)                                                    Moody's     S&P        ($000's omitted)
              1,010  New York St. Dorm. Au. Rev. (Columbia Univ.
                     Proj.), Ser. 2001 A, 5.25%, due 7/1/16
                     Pre-Refunded 7/1/11                            Aaa         AAA              1,113(B)
              2,985  New York St. Dorm. Au. Rev. (Lenox Hill
                     Hosp. Oblig. Group Proj.), Ser. 2001, 5.75%,
                     due 7/1/14                                     Ba2                          3,150(B)
              2,000  New York St. Dorm. Au. Rev. (Lenox Hill
                     Hosp. Oblig. Group Proj.), Ser. 2001, 5.75%,
                     due 7/1/16                                     Ba2                          2,095(B)
              2,000  New York St. Dorm. Au. Rev. (Mount Sinai NYU
                     Hlth.), Ser. 2000 C, 5.50%, due 7/1/26         Baa1        BBB              2,014(B)
              1,980  New York St. Dorm. Au. Rev. (New York Med.
                     College Proj.), Ser. 1998, (MBIA Insured),
                     5.00%, due 7/1/21                              Aaa         AAA              2,011(B)
                525  New York St. Dorm. Au. Rev. (New York
                     Methodist Hosp.), Ser. 2004, 5.25%, due
                     7/1/18                                         Baa2                           540(B)
                500  New York St. Dorm. Au. Rev. (North
                     Shore-Long Island Jewish Oblig. Group), Ser.
                     2003, 5.00%, due 5/1/18                        A3                             520(B)
              2,855  New York St. Dorm. Au. Rev. (Rivington House
                     Hlth. Care Fac.), Ser. 2002, (SONYMA
                     Insured), 5.25%, due 11/1/15                   Aa1                          3,065(B)
              2,410  New York St. Dorm. Au. Rev. (Rochester
                     Institute of Technology Proj.), Ser. 2002 A,
                     (AMBAC Insured), 5.25%, due 7/1/19             Aaa                          2,576(B)
              3,000  New York St. Dorm. Au. Rev. (SS Joachim &
                     Anne Residence Proj.), Ser. 2002, (LOC:
                     Allied Irish Bank), 4.60%, due 7/1/16          Aa3                          3,038
                900  New York St. Dorm. Au. Rev. Non St.
                     Supported Debt (Montefiore Med. Ctr.), Ser.
                     2008, (FHA Insured), 5.00%, due 8/1/21         Aa2         AAA                964(B)(O)
              1,000  New York St. Dorm. Au. Rev. Non St.
                     Supported Debt (NYU Hosp. Ctr.), Ser. 2006
                     A, 5.00%, due 7/1/20                           Ba2         BB               1,006(B)
              1,135  New York St. Dorm. Au. Rev. Non St.
                     Supported Debt (NYU Hosp. Ctr.), Ser. 2007
                     B, 5.25%, due 7/1/24                           Ba2         BB               1,131(B)
                250  New York St. Dorm. Au. Rev. Secured Hosp.
                     Ref. Rev. (Brookdale Hosp. Med. Ctr.), Ser.
                     1998 J, 5.20%, due 2/15/16                     A1          AA-                256(B)
              3,900  New York St. Dorm. Au. Rev. St. Personal
                     Income Tax Rev., Ser. 2003 A, 5.38%, due
                     3/15/17 Pre-Refunded 3/15/13                   Aa3         AAA              4,393
              5,000  New York St. Energy Res. & Dev. Au. Fac.
                     Rev. (Consolidated Edison Co. of New York,
                     Inc. Proj.), Ser. 2001, 4.70%, due 6/1/36
                     Putable 10/1/12                                A1          A+               5,006(B)
              1,500  New York St. Env. Fac. Corp. Solid Waste
                     Disp. Rev. (Waste Management, Inc. Proj.),
                     Ser. 2004 A, 4.45%, due 7/1/17 Putable 7/1/09              BBB              1,526(B)
              2,000  New York St. Mtge. Agcy. Homeowner Mtge.
                     Rev., Ser. 1997-67, 5.70%, due 10/1/17         Aa1                          2,030
                200  New York St. Mtge. Agcy. Homeowner Mtge.
                     Rev., Ser. 2006-123, (LOC: Dexia Credit
                     Locale de France), 1.95%, due 2/1/08           Aa1                            200(u)
              2,000  New York St. Pwr. Au. Rev., Ser. 2002 A,
                     5.25%, due 11/15/16                            Aa2         AA-              2,234
                250  New York St. Urban Dev. Corp. Correctional &
                     Youth Fac. Svc. Rev., Ser. 2002 C, 4.00%,
                     due 1/1/20 Putable 1/1/11                      A1          AA-                260
              2,000  Niagara Co. IDA Civic Fac. Rev. (Niagara
                     Univ. Proj.), Ser. 2001 A, (Radian Insured),
                     5.50%, due 11/1/16                                         AA               2,121(B)

See Notes to Schedule of Investments



                                                                                         JANUARY 31, 2008

SCHEDULE OF INVESTMENTS New York Intermediate Municipal Fund Inc. cont'd
------------------------------------------------------------------------
(UNAUDITED)


PRINCIPAL AMOUNT             SECURITY (@)                                 RATING                      VALUE(+)
($000's omitted)                                                    Moody's     S&P        ($000's omitted)
              2,500  Niagara Co. IDA Solid Waste Disp. Fac. Ref.
                     Rev. (American Ref.-Fuel Co. of Niagara),
                     Ser. 2001 C, 5.63%, due 11/15/24 Putable
                     11/15/14                                       Baa2        BB+              2,541(B)
              3,000  Port Authority of NY & NJ Rev., Ser. 2002,
                     (AMBAC Insured), 5.50%, due 12/15/12           Aaa         AAA              3,327
              1,000  Saratoga Co. IDA Civic Fac. Rev. (Saratoga
                     Hosp. Proj.), Ser. 2007 B, 5.00%, due
                     12/1/22                                                    BBB+               994(B)
              3,000  Triborough Bridge & Tunnel Au. Gen. Purp.
                     Ref. Rev., Ser. 2002 B, 5.25%, due 11/15/18    Aa2         AA-              3,248
              1,535  Ulster Co. Res. Rec. Agcy. Solid Waste Sys.
                     Ref. Rev., Ser. 2002, (AMBAC Insured),
                     5.25%, due 3/1/16                              Aaa         AAA              1,672
                500  United Nations Dev. Corp. Sr. Lien. Ref.
                     Rev., Ser. 2004 A, 5.25%, due 7/1/17           A3                             501
              1,000  Westchester Co. IDA Continuing Care
                     Retirement Comm. Rev. (Kendal on Hudson
                     Proj.), Ser. 2003 B, 5.70%, due 1/1/34
                     Putable 1/1/10                                                              1,021(B)(^^)
              1,000  Yonkers IDA Civic Fac. Rev. (Comm. Dev.
                     Properties-Yonkers, Inc.), Ser. 2001 A,
                     6.25%, due 2/1/16 Pre-Refunded 2/1/11          Baa3                         1,088(B)
                                                                                               --------------
                                                                                               117,613

OHIO (0.6%)
                500  Coshocton Co. Env. Imp. Ref. Rev.
                     (Smurfit-Stone Container Enterprises, Inc.
                     Proj.), Ser. 2005, 5.13%, due 8/1/13                       CCC+               484(n)(B)

PENNSYLVANIA (2.0%)
              1,590  Cumberland Co. West Shore Area Au. Hosp.
                     Rev. (Holy Spirit Hosp. of the Sisters of
                     Christian Charity Proj.), Ser. 2001, 5.90%,
                     due 1/1/17                                                 BBB              1,648(B)

PUERTO RICO (2.4%)
                870  Puerto Rico Children's Trust Tobacco
                     Settlement Asset-Backed Rev., Ser. 2002,
                     5.38%, due 5/15/33                             Baa3        BBB                870
              1,060  Puerto Rico Ind. Tourist Ed. Med. & Env.
                     Ctrl. Fac. Rev. (Polytechnic Univ. of Puerto
                     Rico Proj.), Ser. 2002 A, (ACA Insured),
                     5.25%, due 8/1/16                                          BBB-             1,081(B)
                                                                                               --------------
                                                                                                 1,951

TEXAS (2.4%)
                800  Brazos River Au. Ref. PCR (TXU Energy Co.
                     LLC Proj.), Ser. 2003 A, 6.75%, due 4/1/38
                     Putable 4/1/13                                 Caa1        CCC                803(B)
                750  Brazos River Au. Ref. Rev. (Reliant Energy,
                     Inc. Proj.), Ser. 1999 B, 7.75%, due 12/1/18   Ba1         BBB-               775(B)
                400  Dallas-Fort Worth Int'l Arpt. Fac. Imp.
                     Corp. Rev., Ser. 2004 A-1, 6.15%, due 1/1/16   Ba2                            400(B)
                                                                                               --------------
                                                                                                 1,978

VIRGIN ISLANDS (1.3%)
                250  Virgin Islands Pub. Fin. Au. Refinery Fac.
                     Rev. (HOVENSA Refinery), Ser. 2003, 6.13%,
                     due 7/1/22                                     Baa3        BBB                256
                750  Virgin Islands Pub. Fin. Au. Rev. (Virgin
                     Islands Matching Fund Loan Notes), Ser. 1998
                     E, 6.00%, due 10/1/22                                                         764(^^)
                                                                                               --------------
                                                                                                 1,020

                     TOTAL INVESTMENTS (158.9%) (COST $126,326)                                129,284(##)

                     Cash, receivables and other assets, less liabilities (0.4%)                   303

                     Liquidation Value of Auction Market Preferred Shares [(59.3%)]           (48,250)

                     TOTAL NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS (100.0%)               $81,337

See Notes to Schedule of Investments

     NOTES TO SCHEDULE OF INVESTMENTS
     --------------------------------

(+) Investments in securities by Neuberger Berman California Intermediate Municipal Fund Inc. ("California"), Neuberger Berman Intermediate Municipal Fund Inc. ("Intermediate"), and Neuberger Berman New York Intermediate Municipal Fund Inc. ("New York") (individually a "Fund", and collectively, the "Funds") are valued daily by obtaining valuations from independent pricing services on all securities available in each service's data base. For all other securities, quotations are obtained from principal market makers in those securities or, if quotations are not readily available, by methods each Fund's Board of Directors has approved on the belief that they reflect fair value. Numerous factors may be considered when determining the fair value of a security, including available analyst, media or other reports, trading in futures or ADRs and whether the issuer of the security being fair valued has other securities outstanding. Short-term debt securities with less than 60 days until maturity may be valued at cost which, when combined with interest earned, approximates market value.

(##) At January 31, 2008, selected Fund information on a U.S. federal income tax basis was as follows:

                                            GROSS              GROSS               NET
(000'S OMITTED)           COST         UNREALIZED         UNREALIZED        UNREALIZED
NEUBERGER BERMAN                     APPRECIATION       DEPRECIATION      APPRECIATION
CALIFORNIA            $152,602             $4,997               $307            $4,690
INTERMEDIATE           469,557             17,343              1,861            15,482
NEW YORK               126,326              3,372                414             2,958

(@) At time of investment, municipal securities purchased by the Funds are within the four highest rating categories (with respect to at least 80% of total assets) assigned by a nationally recognized statistical rating organization ("NRSRO") such as Moody's Investors Service, Inc., Standard & Poor's, or Fitch Investors Services, Inc. or, where not rated, are determined by the Funds' investment manager to be of comparable quality. Approximately 77%, 70%, and 67% of the municipal securities held by California, Intermediate, and New York, respectively, have credit enhancement features backing them, which the Funds may rely on, such as letters of credit, insurance, or guarantees. Without these credit enhancement features the securities may or may not meet the quality standards of the Funds. Pre-refunded bonds are supported by securities in escrow issued or guaranteed by the U.S. Government, its agencies, or instrumentalities. The amount escrowed is sufficient to pay the periodic interest due and the principal of these bonds. Putable bonds give the Funds the right to sell back the issue on the date specified.

(B)  Security is guaranteed by the corporate or non-profit obligor.

(n) Restricted security subject to restrictions on resale under federal securities laws. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers under Rule 144A under the Securities Act of 1933, as amended, and have been deemed by the investment manager to be liquid. At January 31, 2008, these securities amounted to approximately $484,000 or 0.3% of net assets applicable to common shareholders for California, approximately $9,403,000 or 3.1% of net assets applicable to common shareholders for Intermediate and approximately $484,000 or 0.6% of net assets applicable to common shareholders for New York.

(^^) Not rated by a NRSRO.

(O) All or a portion of this security was purchased on a when-issued basis. At January 31, 2008, these securities amounted to $964,000 or 1.2% of net assets applicable to common shareholders for New York.

(OO) All or a portion of this security is segregated as collateral for when-issued purchase commitments.

(u) Floating rate securities are securities whose yields vary with a designated market index or market rate. These securities are shown at their current rates as of January 31, 2008.

(T)  Rated BBB by Fitch Investor Services, Inc.




For information on the Fund's significant accounting policies, please refer to the Fund's most recent financial statements.

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based on an evaluation of the disclosure controls and procedures (as defined in rule 30a-3(c) under the 1940 Act) as of a date within 90 days of the filing date of this document, the Chief Executive Officer and Treasurer and Principal Financial and Accounting Officer of the Registrant have concluded that such disclosure controls and procedures are effectively designed to ensure that information required to be disclosed by the Registrant on Form N-CSR and Form N-Q is accumulated and communicated to the Registrant's management to allow timely decisions regarding required disclosure.

 (b) There were no significant changes in the Registrant's internal controls over financial reporting (as defined in rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3. EXHIBITS

The certifications required by Rule 30a-2(a) of the 1940 Act are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Neuberger Berman New York Intermediate Municipal Fund Inc.


By: /s/ Peter E. Sundman
    ------------------------
   Peter E. Sundman
   Chief Executive Officer

Date: March 27, 2008


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.



By: /s/ Peter E. Sundman
    ------------------------
   Peter E. Sundman
   Chief Executive Officer

Date: March 27, 2008


By: /s/ John M. McGovern
    ------------------------
   John M. McGovern
   Treasurer and Principal Financial
   and Accounting Officer

Date: March 27, 2008